RELATED PARTY TRANSACTIONS - Parent	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [line items]
RELATED PARTY TRANSACTIONS	37. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA , copies of which may be obtained from Shareholder
Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2025	2024	2023	2025	2024	2023	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(21)	(65)	(12)	329	226	475	853	641	(3,072)	(2,087)
Fellow subsidiaries	(29)	(33)	(28)	297	216	194	33	34	(390)	(221)
Joint ventures	(287)	(258)	(183)	76	84	55	5,038	4,812	(1,485)	(1,567)
	(337)	(356)	(223)	702	526	724	5,924	5,487	(4,947)	(3,875)
For more on this, see Note 11 Derivative Financial Statements, Note 13 Loans and advances to customers, Note 16 Reverse Repurchase agreements, Note 21
Deposit by banks, Note 22 Deposits by customers, Note 23 Repurchase agreements - non-trading, Note 24 Other Financial liabilities at Fair Value Through Profit or Loss, Note 25 Debt Securities in Issue, Note 26 Other liabilities, Note 29 Subordinated Liabilities and Note 32 Other Equity Instruments.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
Santander (CF Trustee) Limited entered into an unsecured committed liquidity facility with Santander UK plc for £300m with a maturity date of 4 November 2026.
This facility provides an alternate source of short-term liquidity for day-to-day operational needs. At the balance sheet date, no drawings had been made from this facility.

Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
RELATED PARTY TRANSACTIONS	42.16. RELATED PARTY TRANSACTIONS
The Company’s transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2025	2024	2023	2025	2024	2023	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	—	—	—	86	86	36	—	—	(1,115)	(1,089)
Subsidiaries	(802)	(641)	(990)	6	7	7	14,243	5,349	—	—
	(802)	(641)	(990)	92	93	43	14,243	5,349	(1,115)	(1,089)
–Dividend income from subsidiaries of £175m (2024: £1,446m, 2023: £1,685m).
–Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.
–Loans and advances to banks include £1,373m (2024: £1,793m) due from Santander UK group undertakings.
–Other financial assets at amortised cost, see Note 17 to the Consolidated Financial Statements, all of which are securities issued by Santander UK plc.
–Other financial liabilities at fair value through profit or loss, see Note 24 to the Consolidated Financial Statements, all of which are securities subscribed for by
Santander UK plc.
–Debt securities, see Note 42.9.